Assets Held for Sale	6 Months Ended
Jun. 30, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held for Sale
Note 11: Assets Held for Sale
Assets held for sale included several small businesses and products that the Company intends to sell. The assets and liabilities classified as held for sale in the consolidated statement of financial position are as follows:

	June 30,	December 31,

	2022	2021
Trade and other receivables	35	14
Other financial assets	85	-
Prepaid expenses and other current assets	2	1
Property and equipment, net	3	4
Computer software, net	12	5
Goodwill	60	14
Other assets	10	10
Total assets held for sale	207	48
Payables, accruals and provisions	8	8
Deferred revenue	54	26
Other financial liabilities	86	2
Other liabilities	1	1
Total liabilities associated with assets held for sale	149	37
Foreign currency translation gains of $20 million relating to these assets were recorded within accumulated other comprehensive loss in the consolidated statement of financial position at June 30, 2022 (December 31, 2021 – gains of $23 million).